Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - Parent [Member] - USD ($)		Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash		$ 25,058,414	$ 9,248
Other receivable		1,377,873	1,367,052
Non-current assets
Investment in subsidiaries		8,749,310	15,715,509
Total assets		46,049,430	27,970,153
CURRENT LIABILITIES
Accrued expense		49,475
TOTAL CURRENT LIABILITIES		546,489
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 11,250,000 shares authorized, 42,880 and 6,062 shares issued and outstanding as of September 30, 2024 and 2023, respectively	[1]	482,400	67,973
Additional paid-in capital		53,864,720	29,279,155
(Accumulated deficit) Retained earnings		(7,732,033)	995,265
Accumulated other comprehensive loss		(1,112,146)	(2,372,240)
Total shareholders’ equity		45,502,941	27,970,153
Total liabilities and shareholders’ equity		46,049,430	27,970,153
Related Party
ASSETS
Due from subsidiaries		10,863,833	10,878,344
Total current assets		37,300,120	12,254,644
CURRENT LIABILITIES
Due to related parties		$ 497,014

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 shares consolidations.